Shareholder Report	6 Months Ended
Feb. 28, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Goldman Sachs Trust
Entity Central Index Key	0000822977
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
C000050458
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Enhanced Dividend Global Equity Portfolio
Class Name	Class A
Trading Symbol	GADGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Enhanced Dividend Global Equity Portfolio (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$26	0.51%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.51%	[1]
AssetsNet	$ 511,488,207
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 334,874
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$511,488,207 # of Portfolio Holdings as of Period End18 Portfolio Turnover Rate for the Period3% Total Net Advisory Fees Paid for the Period$334,874
Holdings [Text Block]

Fund Allocation (%)

Table Summary
Underlying Funds	85.3%
Exchange-Traded Funds	5.8%
Investment Company	7.0%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000050457
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Enhanced Dividend Global Equity Portfolio
Class Name	Institutional Class
Trading Symbol	GIDGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Enhanced Dividend Global Equity Portfolio (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$10	0.19%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.19%	[2]
AssetsNet	$ 511,488,207
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 334,874
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$511,488,207 # of Portfolio Holdings as of Period End18 Portfolio Turnover Rate for the Period3% Total Net Advisory Fees Paid for the Period$334,874
Holdings [Text Block]

Fund Allocation (%)

Table Summary
Underlying Funds	85.3%
Exchange-Traded Funds	5.8%
Investment Company	7.0%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000196983
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Enhanced Dividend Global Equity Portfolio
Class Name	Class R6
Trading Symbol	GRGDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Enhanced Dividend Global Equity Portfolio (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$10	0.19%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.19%	[3]
AssetsNet	$ 511,488,207
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 334,874
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$511,488,207 # of Portfolio Holdings as of Period End18 Portfolio Turnover Rate for the Period3% Total Net Advisory Fees Paid for the Period$334,874
Holdings [Text Block]

Fund Allocation (%)

Table Summary
Underlying Funds	85.3%
Exchange-Traded Funds	5.8%
Investment Company	7.0%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201703
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Enhanced Dividend Global Equity Portfolio
Class Name	Class P
Trading Symbol	GAFPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Enhanced Dividend Global Equity Portfolio (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$9	0.18%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%	[4]
AssetsNet	$ 511,488,207
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 334,874
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$511,488,207 # of Portfolio Holdings as of Period End18 Portfolio Turnover Rate for the Period3% Total Net Advisory Fees Paid for the Period$334,874
Holdings [Text Block]

Fund Allocation (%)

Table Summary
Underlying Funds	85.3%
Exchange-Traded Funds	5.8%
Investment Company	7.0%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000050456
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Tax-Advantaged Global Equity Portfolio
Class Name	Class A
Trading Symbol	TAGGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Tax-Advantaged Global Equity Portfolio (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$29	0.55%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.55%	[5]
AssetsNet	$ 5,645,717,738
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 3,666,074
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets as of Period End$5,645,717,738
  # of Portfolio Holdings as of Period End17
  Portfolio Turnover Rate for the Period3%
  Total Net Advisory Fees Paid for the Period$3,666,074

Holdings [Text Block]

Fund Allocation (%)

Table Summary
Underlying Funds	87.8%
Exchange-Traded Funds	1.8%
Investment Company	8.6%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000050455
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Tax-Advantaged Global Equity Portfolio
Class Name	Institutional Class
Trading Symbol	TIGGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Tax-Advantaged Global Equity Portfolio (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$10	0.19%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.19%	[6]
AssetsNet	$ 5,645,717,738
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 3,666,074
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets as of Period End$5,645,717,738
  # of Portfolio Holdings as of Period End17
  Portfolio Turnover Rate for the Period3%
  Total Net Advisory Fees Paid for the Period$3,666,074

Holdings [Text Block]

Fund Allocation (%)

Table Summary
Underlying Funds	87.8%
Exchange-Traded Funds	1.8%
Investment Company	8.6%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000196982
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Tax-Advantaged Global Equity Portfolio
Class Name	Class R6
Trading Symbol	TRGGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Tax-Advantaged Global Equity Portfolio (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$9	0.18%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%	[7]
AssetsNet	$ 5,645,717,738
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 3,666,074
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets as of Period End$5,645,717,738
  # of Portfolio Holdings as of Period End17
  Portfolio Turnover Rate for the Period3%
  Total Net Advisory Fees Paid for the Period$3,666,074

Holdings [Text Block]

Fund Allocation (%)

Table Summary
Underlying Funds	87.8%
Exchange-Traded Funds	1.8%
Investment Company	8.6%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201702
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Tax-Advantaged Global Equity Portfolio
Class Name	Class P
Trading Symbol	GSKPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Tax-Advantaged Global Equity Portfolio (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$9	0.18%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%	[8]
AssetsNet	$ 5,645,717,738
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 3,666,074
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets as of Period End$5,645,717,738
  # of Portfolio Holdings as of Period End17
  Portfolio Turnover Rate for the Period3%
  Total Net Advisory Fees Paid for the Period$3,666,074

Holdings [Text Block]

Fund Allocation (%)

Table Summary
Underlying Funds	87.8%
Exchange-Traded Funds	1.8%
Investment Company	8.6%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025455
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Large Cap Equity Fund
Class Name	Class A
Trading Symbol	GSCGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Large Cap Equity Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$51	1.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.00%	[9]
AssetsNet	$ 1,459,854,834
Holdings Count | Holding	139
Advisory Fees Paid, Amount	$ 4,837,579
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets as of Period End$1,459,854,834
  # of Portfolio Holdings as of Period End139
  Portfolio Turnover Rate for the Period35%
  Total Net Advisory Fees Paid for the Period$4,837,579

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Information Technology	30.9%
Financials	12.7%
Industrials	10.4%
Consumer Discretionary	10.0%
Health Care	9.4%
Communication Services	9.3%
Consumer Staples	4.9%
Energy	3.7%
Materials	3.1%
Other	5.4%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025457
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Large Cap Equity Fund
Class Name	Class C
Trading Symbol	GSPCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Large Cap Equity Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$89	1.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	1.75%	[10]
AssetsNet	$ 1,459,854,834
Holdings Count | Holding	139
Advisory Fees Paid, Amount	$ 4,837,579
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets as of Period End$1,459,854,834
  # of Portfolio Holdings as of Period End139
  Portfolio Turnover Rate for the Period35%
  Total Net Advisory Fees Paid for the Period$4,837,579

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Information Technology	30.9%
Financials	12.7%
Industrials	10.4%
Consumer Discretionary	10.0%
Health Care	9.4%
Communication Services	9.3%
Consumer Staples	4.9%
Energy	3.7%
Materials	3.1%
Other	5.4%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025453
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Large Cap Equity Fund
Class Name	Institutional Class
Trading Symbol	GSPIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Large Cap Equity Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$36	0.70%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%	[11]
AssetsNet	$ 1,459,854,834
Holdings Count | Holding	139
Advisory Fees Paid, Amount	$ 4,837,579
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets as of Period End$1,459,854,834
  # of Portfolio Holdings as of Period End139
  Portfolio Turnover Rate for the Period35%
  Total Net Advisory Fees Paid for the Period$4,837,579

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Information Technology	30.9%
Financials	12.7%
Industrials	10.4%
Consumer Discretionary	10.0%
Health Care	9.4%
Communication Services	9.3%
Consumer Staples	4.9%
Energy	3.7%
Materials	3.1%
Other	5.4%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025454
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Large Cap Equity Fund
Class Name	Service Class
Trading Symbol	GSPSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Large Cap Equity Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$61	1.20%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.20%	[12]
AssetsNet	$ 1,459,854,834
Holdings Count | Holding	139
Advisory Fees Paid, Amount	$ 4,837,579
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets as of Period End$1,459,854,834
  # of Portfolio Holdings as of Period End139
  Portfolio Turnover Rate for the Period35%
  Total Net Advisory Fees Paid for the Period$4,837,579

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Information Technology	30.9%
Financials	12.7%
Industrials	10.4%
Consumer Discretionary	10.0%
Health Care	9.4%
Communication Services	9.3%
Consumer Staples	4.9%
Energy	3.7%
Materials	3.1%
Other	5.4%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000055744
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Large Cap Equity Fund
Class Name	Investor Class
Trading Symbol	GSPTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Large Cap Equity Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$38	0.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%	[13]
AssetsNet	$ 1,459,854,834
Holdings Count | Holding	139
Advisory Fees Paid, Amount	$ 4,837,579
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets as of Period End$1,459,854,834
  # of Portfolio Holdings as of Period End139
  Portfolio Turnover Rate for the Period35%
  Total Net Advisory Fees Paid for the Period$4,837,579

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Information Technology	30.9%
Financials	12.7%
Industrials	10.4%
Consumer Discretionary	10.0%
Health Care	9.4%
Communication Services	9.3%
Consumer Staples	4.9%
Energy	3.7%
Materials	3.1%
Other	5.4%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000159652
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Large Cap Equity Fund
Class Name	Class R6
Trading Symbol	GSPUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Large Cap Equity Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$35	0.69%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%	[14]
AssetsNet	$ 1,459,854,834
Holdings Count | Holding	139
Advisory Fees Paid, Amount	$ 4,837,579
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets as of Period End$1,459,854,834
  # of Portfolio Holdings as of Period End139
  Portfolio Turnover Rate for the Period35%
  Total Net Advisory Fees Paid for the Period$4,837,579

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Information Technology	30.9%
Financials	12.7%
Industrials	10.4%
Consumer Discretionary	10.0%
Health Care	9.4%
Communication Services	9.3%
Consumer Staples	4.9%
Energy	3.7%
Materials	3.1%
Other	5.4%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000055743
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Large Cap Equity Fund
Class Name	Class R
Trading Symbol	GSPRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Large Cap Equity Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$63	1.25%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.25%	[15]
AssetsNet	$ 1,459,854,834
Holdings Count | Holding	139
Advisory Fees Paid, Amount	$ 4,837,579
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets as of Period End$1,459,854,834
  # of Portfolio Holdings as of Period End139
  Portfolio Turnover Rate for the Period35%
  Total Net Advisory Fees Paid for the Period$4,837,579

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Information Technology	30.9%
Financials	12.7%
Industrials	10.4%
Consumer Discretionary	10.0%
Health Care	9.4%
Communication Services	9.3%
Consumer Staples	4.9%
Energy	3.7%
Materials	3.1%
Other	5.4%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201801
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Large Cap Equity Fund
Class Name	Class P
Trading Symbol	GGGPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Large Cap Equity Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$35	0.69%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%	[16]
AssetsNet	$ 1,459,854,834
Holdings Count | Holding	139
Advisory Fees Paid, Amount	$ 4,837,579
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets as of Period End$1,459,854,834
  # of Portfolio Holdings as of Period End139
  Portfolio Turnover Rate for the Period35%
  Total Net Advisory Fees Paid for the Period$4,837,579

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Information Technology	30.9%
Financials	12.7%
Industrials	10.4%
Consumer Discretionary	10.0%
Health Care	9.4%
Communication Services	9.3%
Consumer Staples	4.9%
Energy	3.7%
Materials	3.1%
Other	5.4%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025491
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Mid Cap Growth Fund
Class Name	Class A
Trading Symbol	GGOAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Mid Cap Growth Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$58	1.15%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.15%	[17]
AssetsNet	$ 980,388,893
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 3,969,690
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$980,388,893 # of Portfolio Holdings as of Period End69 Portfolio Turnover Rate for the Period46% Total Net Advisory Fees Paid for the Period$3,969,690
Holdings [Text Block]

Sector Allocation (%)

Table Summary
Industrials	27.2%
Health Care	18.4%
Consumer Discretionary	17.7%
Information Technology	15.9%
Communication Services	5.6%
Materials	3.7%
Consumer Staples	3.2%
Utilities	3.1%
Financials	2.6%
Other	2.6%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025493
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Mid Cap Growth Fund
Class Name	Class C
Trading Symbol	GGOCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Mid Cap Growth Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$95	1.90%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	1.90%	[18]
AssetsNet	$ 980,388,893
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 3,969,690
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$980,388,893 # of Portfolio Holdings as of Period End69 Portfolio Turnover Rate for the Period46% Total Net Advisory Fees Paid for the Period$3,969,690
Holdings [Text Block]

Sector Allocation (%)

Table Summary
Industrials	27.2%
Health Care	18.4%
Consumer Discretionary	17.7%
Information Technology	15.9%
Communication Services	5.6%
Materials	3.7%
Consumer Staples	3.2%
Utilities	3.1%
Financials	2.6%
Other	2.6%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025489
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Mid Cap Growth Fund
Class Name	Institutional Class
Trading Symbol	GGOIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Mid Cap Growth Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$43	0.85%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%	[19]
AssetsNet	$ 980,388,893
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 3,969,690
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$980,388,893 # of Portfolio Holdings as of Period End69 Portfolio Turnover Rate for the Period46% Total Net Advisory Fees Paid for the Period$3,969,690
Holdings [Text Block]

Sector Allocation (%)

Table Summary
Industrials	27.2%
Health Care	18.4%
Consumer Discretionary	17.7%
Information Technology	15.9%
Communication Services	5.6%
Materials	3.7%
Consumer Staples	3.2%
Utilities	3.1%
Financials	2.6%
Other	2.6%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025490
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Mid Cap Growth Fund
Class Name	Service Class
Trading Symbol	GGOSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Mid Cap Growth Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$68	1.35%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.35%	[20]
AssetsNet	$ 980,388,893
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 3,969,690
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$980,388,893 # of Portfolio Holdings as of Period End69 Portfolio Turnover Rate for the Period46% Total Net Advisory Fees Paid for the Period$3,969,690
Holdings [Text Block]

Sector Allocation (%)

Table Summary
Industrials	27.2%
Health Care	18.4%
Consumer Discretionary	17.7%
Information Technology	15.9%
Communication Services	5.6%
Materials	3.7%
Consumer Staples	3.2%
Utilities	3.1%
Financials	2.6%
Other	2.6%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000055754
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Mid Cap Growth Fund
Class Name	Investor Class
Trading Symbol	GGOTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Mid Cap Growth Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$45	0.90%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.90%	[21]
AssetsNet	$ 980,388,893
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 3,969,690
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$980,388,893 # of Portfolio Holdings as of Period End69 Portfolio Turnover Rate for the Period46% Total Net Advisory Fees Paid for the Period$3,969,690
Holdings [Text Block]

Sector Allocation (%)

Table Summary
Industrials	27.2%
Health Care	18.4%
Consumer Discretionary	17.7%
Information Technology	15.9%
Communication Services	5.6%
Materials	3.7%
Consumer Staples	3.2%
Utilities	3.1%
Financials	2.6%
Other	2.6%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000161552
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Mid Cap Growth Fund
Class Name	Class R6
Trading Symbol	GGOUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Mid Cap Growth Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$42	0.84%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.84%	[22]
AssetsNet	$ 980,388,893
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 3,969,690
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$980,388,893 # of Portfolio Holdings as of Period End69 Portfolio Turnover Rate for the Period46% Total Net Advisory Fees Paid for the Period$3,969,690
Holdings [Text Block]

Sector Allocation (%)

Table Summary
Industrials	27.2%
Health Care	18.4%
Consumer Discretionary	17.7%
Information Technology	15.9%
Communication Services	5.6%
Materials	3.7%
Consumer Staples	3.2%
Utilities	3.1%
Financials	2.6%
Other	2.6%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000055753
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Mid Cap Growth Fund
Class Name	Class R
Trading Symbol	GGORX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Mid Cap Growth Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$70	1.40%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.40%	[23]
AssetsNet	$ 980,388,893
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 3,969,690
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$980,388,893 # of Portfolio Holdings as of Period End69 Portfolio Turnover Rate for the Period46% Total Net Advisory Fees Paid for the Period$3,969,690
Holdings [Text Block]

Sector Allocation (%)

Table Summary
Industrials	27.2%
Health Care	18.4%
Consumer Discretionary	17.7%
Information Technology	15.9%
Communication Services	5.6%
Materials	3.7%
Consumer Staples	3.2%
Utilities	3.1%
Financials	2.6%
Other	2.6%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000200233
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Mid Cap Growth Fund
Class Name	Class P
Trading Symbol	GGQPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Mid Cap Growth Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$42	0.84%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.84%	[24]
AssetsNet	$ 980,388,893
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 3,969,690
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$980,388,893 # of Portfolio Holdings as of Period End69 Portfolio Turnover Rate for the Period46% Total Net Advisory Fees Paid for the Period$3,969,690
Holdings [Text Block]

Sector Allocation (%)

Table Summary
Industrials	27.2%
Health Care	18.4%
Consumer Discretionary	17.7%
Information Technology	15.9%
Communication Services	5.6%
Materials	3.7%
Consumer Staples	3.2%
Utilities	3.1%
Financials	2.6%
Other	2.6%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000198881
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small Cap Growth Fund
Class Name	Class A
Trading Symbol	GSBDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Small Cap Growth Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$63	1.22%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.22%	[25]
AssetsNet	$ 424,007,615
Holdings Count | Holding	114
Advisory Fees Paid, Amount	$ 1,647,239
InvestmentCompanyPortfolioTurnover	60.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets as of Period End$424,007,615
  # of Portfolio Holdings as of Period End114
  Portfolio Turnover Rate for the Period60%
  Total Net Advisory Fees Paid for the Period$1,647,239

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Industrials	28.6%
Information Technology	24.1%
Health Care	22.7%
Consumer Discretionary	10.8%
Financials	6.6%
Materials	2.2%
Investment Company	2.2%
Consumer Staples	1.7%
Energy	1.6%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000198882
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small Cap Growth Fund
Class Name	Class C
Trading Symbol	GSBAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Small Cap Growth Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$102	1.97%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	1.97%	[26]
AssetsNet	$ 424,007,615
Holdings Count | Holding	114
Advisory Fees Paid, Amount	$ 1,647,239
InvestmentCompanyPortfolioTurnover	60.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets as of Period End$424,007,615
  # of Portfolio Holdings as of Period End114
  Portfolio Turnover Rate for the Period60%
  Total Net Advisory Fees Paid for the Period$1,647,239

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Industrials	28.6%
Information Technology	24.1%
Health Care	22.7%
Consumer Discretionary	10.8%
Financials	6.6%
Materials	2.2%
Investment Company	2.2%
Consumer Staples	1.7%
Energy	1.6%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000198883
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small Cap Growth Fund
Class Name	Institutional Class
Trading Symbol	GSAJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Small Cap Growth Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$47	0.91%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.91%	[27]
AssetsNet	$ 424,007,615
Holdings Count | Holding	114
Advisory Fees Paid, Amount	$ 1,647,239
InvestmentCompanyPortfolioTurnover	60.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets as of Period End$424,007,615
  # of Portfolio Holdings as of Period End114
  Portfolio Turnover Rate for the Period60%
  Total Net Advisory Fees Paid for the Period$1,647,239

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Industrials	28.6%
Information Technology	24.1%
Health Care	22.7%
Consumer Discretionary	10.8%
Financials	6.6%
Materials	2.2%
Investment Company	2.2%
Consumer Staples	1.7%
Energy	1.6%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000198884
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small Cap Growth Fund
Class Name	Investor Class
Trading Symbol	GSAHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Small Cap Growth Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$50	0.97%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.97%	[28]
AssetsNet	$ 424,007,615
Holdings Count | Holding	114
Advisory Fees Paid, Amount	$ 1,647,239
InvestmentCompanyPortfolioTurnover	60.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets as of Period End$424,007,615
  # of Portfolio Holdings as of Period End114
  Portfolio Turnover Rate for the Period60%
  Total Net Advisory Fees Paid for the Period$1,647,239

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Industrials	28.6%
Information Technology	24.1%
Health Care	22.7%
Consumer Discretionary	10.8%
Financials	6.6%
Materials	2.2%
Investment Company	2.2%
Consumer Staples	1.7%
Energy	1.6%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000198886
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small Cap Growth Fund
Class Name	Class R6
Trading Symbol	GSBEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Small Cap Growth Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$47	0.90%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.90%	[29]
AssetsNet	$ 424,007,615
Holdings Count | Holding	114
Advisory Fees Paid, Amount	$ 1,647,239
InvestmentCompanyPortfolioTurnover	60.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets as of Period End$424,007,615
  # of Portfolio Holdings as of Period End114
  Portfolio Turnover Rate for the Period60%
  Total Net Advisory Fees Paid for the Period$1,647,239

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Industrials	28.6%
Information Technology	24.1%
Health Care	22.7%
Consumer Discretionary	10.8%
Financials	6.6%
Materials	2.2%
Investment Company	2.2%
Consumer Staples	1.7%
Energy	1.6%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000205965
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small Cap Growth Fund
Class Name	Class P
Trading Symbol	GSADX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Small Cap Growth Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$47	0.90%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.90%	[30]
AssetsNet	$ 424,007,615
Holdings Count | Holding	114
Advisory Fees Paid, Amount	$ 1,647,239
InvestmentCompanyPortfolioTurnover	60.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets as of Period End$424,007,615
  # of Portfolio Holdings as of Period End114
  Portfolio Turnover Rate for the Period60%
  Total Net Advisory Fees Paid for the Period$1,647,239

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Industrials	28.6%
Information Technology	24.1%
Health Care	22.7%
Consumer Discretionary	10.8%
Financials	6.6%
Materials	2.2%
Investment Company	2.2%
Consumer Staples	1.7%
Energy	1.6%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025497
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small/Mid Cap Growth Fund
Class Name	Class A
Trading Symbol	GSMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Small/Mid Cap Growth Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$65	1.25%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.25%	[31]
AssetsNet	$ 1,224,503,757
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ 5,529,836
InvestmentCompanyPortfolioTurnover	66.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets as of Period End$1,224,503,757
  # of Portfolio Holdings as of Period End102
  Portfolio Turnover Rate for the Period66%
  Total Net Advisory Fees Paid for the Period$5,529,836

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Industrials	29.8%
Information Technology	25.2%
Health Care	20.6%
Consumer Discretionary	15.0%
Financials	5.5%
Investment Company	1.7%
Materials	1.4%
Energy	0.9%
Consumer Staples	0.7%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025499
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small/Mid Cap Growth Fund
Class Name	Class C
Trading Symbol	GSMGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Small/Mid Cap Growth Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$104	2.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	2.00%	[32]
AssetsNet	$ 1,224,503,757
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ 5,529,836
InvestmentCompanyPortfolioTurnover	66.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets as of Period End$1,224,503,757
  # of Portfolio Holdings as of Period End102
  Portfolio Turnover Rate for the Period66%
  Total Net Advisory Fees Paid for the Period$5,529,836

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Industrials	29.8%
Information Technology	25.2%
Health Care	20.6%
Consumer Discretionary	15.0%
Financials	5.5%
Investment Company	1.7%
Materials	1.4%
Energy	0.9%
Consumer Staples	0.7%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025495
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small/Mid Cap Growth Fund
Class Name	Institutional Class
Trading Symbol	GSMYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Small/Mid Cap Growth Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$49	0.93%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.93%	[33]
AssetsNet	$ 1,224,503,757
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ 5,529,836
InvestmentCompanyPortfolioTurnover	66.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets as of Period End$1,224,503,757
  # of Portfolio Holdings as of Period End102
  Portfolio Turnover Rate for the Period66%
  Total Net Advisory Fees Paid for the Period$5,529,836

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Industrials	29.8%
Information Technology	25.2%
Health Care	20.6%
Consumer Discretionary	15.0%
Financials	5.5%
Investment Company	1.7%
Materials	1.4%
Energy	0.9%
Consumer Staples	0.7%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025496
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small/Mid Cap Growth Fund
Class Name	Service Class
Trading Symbol	GSMQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Small/Mid Cap Growth Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$75	1.43%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.43%	[34]
AssetsNet	$ 1,224,503,757
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ 5,529,836
InvestmentCompanyPortfolioTurnover	66.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets as of Period End$1,224,503,757
  # of Portfolio Holdings as of Period End102
  Portfolio Turnover Rate for the Period66%
  Total Net Advisory Fees Paid for the Period$5,529,836

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Industrials	29.8%
Information Technology	25.2%
Health Care	20.6%
Consumer Discretionary	15.0%
Financials	5.5%
Investment Company	1.7%
Materials	1.4%
Energy	0.9%
Consumer Staples	0.7%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000055756
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small/Mid Cap Growth Fund
Class Name	Investor Class
Trading Symbol	GTMTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Small/Mid Cap Growth Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$52	1.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.00%	[35]
AssetsNet	$ 1,224,503,757
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ 5,529,836
InvestmentCompanyPortfolioTurnover	66.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets as of Period End$1,224,503,757
  # of Portfolio Holdings as of Period End102
  Portfolio Turnover Rate for the Period66%
  Total Net Advisory Fees Paid for the Period$5,529,836

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Industrials	29.8%
Information Technology	25.2%
Health Care	20.6%
Consumer Discretionary	15.0%
Financials	5.5%
Investment Company	1.7%
Materials	1.4%
Energy	0.9%
Consumer Staples	0.7%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000161553
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small/Mid Cap Growth Fund
Class Name	Class R6
Trading Symbol	GTMUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Small/Mid Cap Growth Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$48	0.92%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.92%	[36]
AssetsNet	$ 1,224,503,757
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ 5,529,836
InvestmentCompanyPortfolioTurnover	66.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets as of Period End$1,224,503,757
  # of Portfolio Holdings as of Period End102
  Portfolio Turnover Rate for the Period66%
  Total Net Advisory Fees Paid for the Period$5,529,836

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Industrials	29.8%
Information Technology	25.2%
Health Care	20.6%
Consumer Discretionary	15.0%
Financials	5.5%
Investment Company	1.7%
Materials	1.4%
Energy	0.9%
Consumer Staples	0.7%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000055755
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small/Mid Cap Growth Fund
Class Name	Class R
Trading Symbol	GTMRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Small/Mid Cap Growth Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$78	1.50%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.50%	[37]
AssetsNet	$ 1,224,503,757
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ 5,529,836
InvestmentCompanyPortfolioTurnover	66.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets as of Period End$1,224,503,757
  # of Portfolio Holdings as of Period End102
  Portfolio Turnover Rate for the Period66%
  Total Net Advisory Fees Paid for the Period$5,529,836

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Industrials	29.8%
Information Technology	25.2%
Health Care	20.6%
Consumer Discretionary	15.0%
Financials	5.5%
Investment Company	1.7%
Materials	1.4%
Energy	0.9%
Consumer Staples	0.7%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000200234
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small/Mid Cap Growth Fund
Class Name	Class P
Trading Symbol	GSWPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Small/Mid Cap Growth Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$48	0.92%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.92%	[38]
AssetsNet	$ 1,224,503,757
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ 5,529,836
InvestmentCompanyPortfolioTurnover	66.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets as of Period End$1,224,503,757
  # of Portfolio Holdings as of Period End102
  Portfolio Turnover Rate for the Period66%
  Total Net Advisory Fees Paid for the Period$5,529,836

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Industrials	29.8%
Information Technology	25.2%
Health Care	20.6%
Consumer Discretionary	15.0%
Financials	5.5%
Investment Company	1.7%
Materials	1.4%
Energy	0.9%
Consumer Staples	0.7%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025461
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Equity Income Fund
Class Name	Class A
Trading Symbol	GSGRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Equity Income Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$52	0.99%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.99%	[39]
AssetsNet	$ 436,858,595
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 1,354,964
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$436,858,595 # of Portfolio Holdings as of Period End77 Portfolio Turnover Rate for the Period20% Total Net Advisory Fees Paid for the Period$1,354,964
Holdings [Text Block]

Sector Allocation (%)

Table Summary
Financials	17.6%
Industrials	14.7%
Health Care	12.3%
Information Technology	11.0%
Energy	8.2%
Communication Services	8.0%
Consumer Staples	7.9%
Utilities	6.7%
Consumer Discretionary	5.4%
Other	7.8%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025463
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Equity Income Fund
Class Name	Class C
Trading Symbol	GSGCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Equity Income Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$91	1.74%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.74%	[40]
AssetsNet	$ 436,858,595
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 1,354,964
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$436,858,595 # of Portfolio Holdings as of Period End77 Portfolio Turnover Rate for the Period20% Total Net Advisory Fees Paid for the Period$1,354,964
Holdings [Text Block]

Sector Allocation (%)

Table Summary
Financials	17.6%
Industrials	14.7%
Health Care	12.3%
Information Technology	11.0%
Energy	8.2%
Communication Services	8.0%
Consumer Staples	7.9%
Utilities	6.7%
Consumer Discretionary	5.4%
Other	7.8%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025459
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Equity Income Fund
Class Name	Institutional Class
Trading Symbol	GSIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Equity Income Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$36	0.69%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.69%	[41]
AssetsNet	$ 436,858,595
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 1,354,964
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$436,858,595 # of Portfolio Holdings as of Period End77 Portfolio Turnover Rate for the Period20% Total Net Advisory Fees Paid for the Period$1,354,964
Holdings [Text Block]

Sector Allocation (%)

Table Summary
Financials	17.6%
Industrials	14.7%
Health Care	12.3%
Information Technology	11.0%
Energy	8.2%
Communication Services	8.0%
Consumer Staples	7.9%
Utilities	6.7%
Consumer Discretionary	5.4%
Other	7.8%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025460
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Equity Income Fund
Class Name	Service Class
Trading Symbol	GSGSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Equity Income Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$62	1.19%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.19%	[42]
AssetsNet	$ 436,858,595
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 1,354,964
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$436,858,595 # of Portfolio Holdings as of Period End77 Portfolio Turnover Rate for the Period20% Total Net Advisory Fees Paid for the Period$1,354,964
Holdings [Text Block]

Sector Allocation (%)

Table Summary
Financials	17.6%
Industrials	14.7%
Health Care	12.3%
Information Technology	11.0%
Energy	8.2%
Communication Services	8.0%
Consumer Staples	7.9%
Utilities	6.7%
Consumer Discretionary	5.4%
Other	7.8%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000055746
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Equity Income Fund
Class Name	Investor Class
Trading Symbol	GRGTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Equity Income Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$39	0.74%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.74%	[43]
AssetsNet	$ 436,858,595
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 1,354,964
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$436,858,595 # of Portfolio Holdings as of Period End77 Portfolio Turnover Rate for the Period20% Total Net Advisory Fees Paid for the Period$1,354,964
Holdings [Text Block]

Sector Allocation (%)

Table Summary
Financials	17.6%
Industrials	14.7%
Health Care	12.3%
Information Technology	11.0%
Energy	8.2%
Communication Services	8.0%
Consumer Staples	7.9%
Utilities	6.7%
Consumer Discretionary	5.4%
Other	7.8%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000159653
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Equity Income Fund
Class Name	Class R6
Trading Symbol	GRGUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Equity Income Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$36	0.68%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.68%	[44]
AssetsNet	$ 436,858,595
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 1,354,964
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$436,858,595 # of Portfolio Holdings as of Period End77 Portfolio Turnover Rate for the Period20% Total Net Advisory Fees Paid for the Period$1,354,964
Holdings [Text Block]

Sector Allocation (%)

Table Summary
Financials	17.6%
Industrials	14.7%
Health Care	12.3%
Information Technology	11.0%
Energy	8.2%
Communication Services	8.0%
Consumer Staples	7.9%
Utilities	6.7%
Consumer Discretionary	5.4%
Other	7.8%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000055745
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Equity Income Fund
Class Name	Class R
Trading Symbol	GRGRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Equity Income Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$65	1.24%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.24%	[45]
AssetsNet	$ 436,858,595
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 1,354,964
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$436,858,595 # of Portfolio Holdings as of Period End77 Portfolio Turnover Rate for the Period20% Total Net Advisory Fees Paid for the Period$1,354,964
Holdings [Text Block]

Sector Allocation (%)

Table Summary
Financials	17.6%
Industrials	14.7%
Health Care	12.3%
Information Technology	11.0%
Energy	8.2%
Communication Services	8.0%
Consumer Staples	7.9%
Utilities	6.7%
Consumer Discretionary	5.4%
Other	7.8%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201802
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Equity Income Fund
Class Name	Class P
Trading Symbol	GABPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Equity Income Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$36	0.68%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.68%	[46]
AssetsNet	$ 436,858,595
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 1,354,964
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$436,858,595 # of Portfolio Holdings as of Period End77 Portfolio Turnover Rate for the Period20% Total Net Advisory Fees Paid for the Period$1,354,964
Holdings [Text Block]

Sector Allocation (%)

Table Summary
Financials	17.6%
Industrials	14.7%
Health Care	12.3%
Information Technology	11.0%
Energy	8.2%
Communication Services	8.0%
Consumer Staples	7.9%
Utilities	6.7%
Consumer Discretionary	5.4%
Other	7.8%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025467
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Large Cap Value Fund
Class Name	Class A
Trading Symbol	GSLAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Large Cap Value Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$52	1.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.00%	[47]
AssetsNet	$ 447,865,702
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 1,424,149
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$447,865,702 # of Portfolio Holdings as of Period End64 Portfolio Turnover Rate for the Period41% Total Net Advisory Fees Paid for the Period$1,424,149
Holdings [Text Block]

Sector Allocation (%)

Table Summary
Industrials	18.7%
Financials	18.2%
Health Care	11.4%
Information Technology	10.6%
Communication Services	8.2%
Consumer Staples	8.1%
Consumer Discretionary	7.7%
Materials	5.0%
Energy	4.9%
Other	7.3%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025469
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Large Cap Value Fund
Class Name	Class C
Trading Symbol	GSVCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Large Cap Value Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$91	1.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.75%	[48]
AssetsNet	$ 447,865,702
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 1,424,149
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$447,865,702 # of Portfolio Holdings as of Period End64 Portfolio Turnover Rate for the Period41% Total Net Advisory Fees Paid for the Period$1,424,149
Holdings [Text Block]

Sector Allocation (%)

Table Summary
Industrials	18.7%
Financials	18.2%
Health Care	11.4%
Information Technology	10.6%
Communication Services	8.2%
Consumer Staples	8.1%
Consumer Discretionary	7.7%
Materials	5.0%
Energy	4.9%
Other	7.3%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025465
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Large Cap Value Fund
Class Name	Institutional Class
Trading Symbol	GSLIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Large Cap Value Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$37	0.70%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.70%	[49]
AssetsNet	$ 447,865,702
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 1,424,149
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$447,865,702 # of Portfolio Holdings as of Period End64 Portfolio Turnover Rate for the Period41% Total Net Advisory Fees Paid for the Period$1,424,149
Holdings [Text Block]

Sector Allocation (%)

Table Summary
Industrials	18.7%
Financials	18.2%
Health Care	11.4%
Information Technology	10.6%
Communication Services	8.2%
Consumer Staples	8.1%
Consumer Discretionary	7.7%
Materials	5.0%
Energy	4.9%
Other	7.3%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025466
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Large Cap Value Fund
Class Name	Service Class
Trading Symbol	GSVSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Large Cap Value Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$63	1.20%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.20%	[50]
AssetsNet	$ 447,865,702
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 1,424,149
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$447,865,702 # of Portfolio Holdings as of Period End64 Portfolio Turnover Rate for the Period41% Total Net Advisory Fees Paid for the Period$1,424,149
Holdings [Text Block]

Sector Allocation (%)

Table Summary
Industrials	18.7%
Financials	18.2%
Health Care	11.4%
Information Technology	10.6%
Communication Services	8.2%
Consumer Staples	8.1%
Consumer Discretionary	7.7%
Materials	5.0%
Energy	4.9%
Other	7.3%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000055748
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Large Cap Value Fund
Class Name	Investor Class
Trading Symbol	GSVTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Large Cap Value Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$39	0.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.75%	[51]
AssetsNet	$ 447,865,702
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 1,424,149
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$447,865,702 # of Portfolio Holdings as of Period End64 Portfolio Turnover Rate for the Period41% Total Net Advisory Fees Paid for the Period$1,424,149
Holdings [Text Block]

Sector Allocation (%)

Table Summary
Industrials	18.7%
Financials	18.2%
Health Care	11.4%
Information Technology	10.6%
Communication Services	8.2%
Consumer Staples	8.1%
Consumer Discretionary	7.7%
Materials	5.0%
Energy	4.9%
Other	7.3%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000159654
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Large Cap Value Fund
Class Name	Class R6
Trading Symbol	GSVUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Large Cap Value Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$36	0.69%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.69%	[52]
AssetsNet	$ 447,865,702
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 1,424,149
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$447,865,702 # of Portfolio Holdings as of Period End64 Portfolio Turnover Rate for the Period41% Total Net Advisory Fees Paid for the Period$1,424,149
Holdings [Text Block]

Sector Allocation (%)

Table Summary
Industrials	18.7%
Financials	18.2%
Health Care	11.4%
Information Technology	10.6%
Communication Services	8.2%
Consumer Staples	8.1%
Consumer Discretionary	7.7%
Materials	5.0%
Energy	4.9%
Other	7.3%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000055747
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Large Cap Value Fund
Class Name	Class R
Trading Symbol	GSVRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Large Cap Value Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$65	1.25%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.25%	[53]
AssetsNet	$ 447,865,702
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 1,424,149
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$447,865,702 # of Portfolio Holdings as of Period End64 Portfolio Turnover Rate for the Period41% Total Net Advisory Fees Paid for the Period$1,424,149
Holdings [Text Block]

Sector Allocation (%)

Table Summary
Industrials	18.7%
Financials	18.2%
Health Care	11.4%
Information Technology	10.6%
Communication Services	8.2%
Consumer Staples	8.1%
Consumer Discretionary	7.7%
Materials	5.0%
Energy	4.9%
Other	7.3%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201803
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Large Cap Value Fund
Class Name	Class P
Trading Symbol	GMYPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Large Cap Value Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$36	0.69%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.69%	[54]
AssetsNet	$ 447,865,702
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 1,424,149
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$447,865,702 # of Portfolio Holdings as of Period End64 Portfolio Turnover Rate for the Period41% Total Net Advisory Fees Paid for the Period$1,424,149
Holdings [Text Block]

Sector Allocation (%)

Table Summary
Industrials	18.7%
Financials	18.2%
Health Care	11.4%
Information Technology	10.6%
Communication Services	8.2%
Consumer Staples	8.1%
Consumer Discretionary	7.7%
Materials	5.0%
Energy	4.9%
Other	7.3%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025485
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Mid Cap Value Fund
Class Name	Class A
Trading Symbol	GCMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Mid Cap Value Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$62	1.19%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.19%	[55]
AssetsNet	$ 1,131,391,596
Holdings Count | Holding	87
Advisory Fees Paid, Amount	$ 4,059,756
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets as of Period End$1,131,391,596
  # of Portfolio Holdings as of Period End87
  Portfolio Turnover Rate for the Period48%
  Total Net Advisory Fees Paid for the Period$4,059,756

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Industrials	19.5%
Financials	14.9%
Information Technology	11.0%
Consumer Discretionary	8.3%
Materials	8.0%
Energy	7.9%
Real Estate	7.8%
Utilities	7.5%
Health Care	7.3%
Other	7.8%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025487
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Mid Cap Value Fund
Class Name	Class C
Trading Symbol	GCMCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Mid Cap Value Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$101	1.94%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	1.94%	[56]
AssetsNet	$ 1,131,391,596
Holdings Count | Holding	87
Advisory Fees Paid, Amount	$ 4,059,756
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets as of Period End$1,131,391,596
  # of Portfolio Holdings as of Period End87
  Portfolio Turnover Rate for the Period48%
  Total Net Advisory Fees Paid for the Period$4,059,756

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Industrials	19.5%
Financials	14.9%
Information Technology	11.0%
Consumer Discretionary	8.3%
Materials	8.0%
Energy	7.9%
Real Estate	7.8%
Utilities	7.5%
Health Care	7.3%
Other	7.8%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025483
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Mid Cap Value Fund
Class Name	Institutional Class
Trading Symbol	GSMCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Mid Cap Value Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$44	0.84%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.84%	[57]
AssetsNet	$ 1,131,391,596
Holdings Count | Holding	87
Advisory Fees Paid, Amount	$ 4,059,756
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets as of Period End$1,131,391,596
  # of Portfolio Holdings as of Period End87
  Portfolio Turnover Rate for the Period48%
  Total Net Advisory Fees Paid for the Period$4,059,756

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Industrials	19.5%
Financials	14.9%
Information Technology	11.0%
Consumer Discretionary	8.3%
Materials	8.0%
Energy	7.9%
Real Estate	7.8%
Utilities	7.5%
Health Care	7.3%
Other	7.8%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025484
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Mid Cap Value Fund
Class Name	Service Class
Trading Symbol	GSMSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Mid Cap Value Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$70	1.34%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.34%	[58]
AssetsNet	$ 1,131,391,596
Holdings Count | Holding	87
Advisory Fees Paid, Amount	$ 4,059,756
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets as of Period End$1,131,391,596
  # of Portfolio Holdings as of Period End87
  Portfolio Turnover Rate for the Period48%
  Total Net Advisory Fees Paid for the Period$4,059,756

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Industrials	19.5%
Financials	14.9%
Information Technology	11.0%
Consumer Discretionary	8.3%
Materials	8.0%
Energy	7.9%
Real Estate	7.8%
Utilities	7.5%
Health Care	7.3%
Other	7.8%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000055751
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Mid Cap Value Fund
Class Name	Investor Class
Trading Symbol	GCMTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Mid Cap Value Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$49	0.94%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.94%	[59]
AssetsNet	$ 1,131,391,596
Holdings Count | Holding	87
Advisory Fees Paid, Amount	$ 4,059,756
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets as of Period End$1,131,391,596
  # of Portfolio Holdings as of Period End87
  Portfolio Turnover Rate for the Period48%
  Total Net Advisory Fees Paid for the Period$4,059,756

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Industrials	19.5%
Financials	14.9%
Information Technology	11.0%
Consumer Discretionary	8.3%
Materials	8.0%
Energy	7.9%
Real Estate	7.8%
Utilities	7.5%
Health Care	7.3%
Other	7.8%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000159657
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Mid Cap Value Fund
Class Name	Class R6
Trading Symbol	GCMUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Mid Cap Value Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$43	0.83%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.83%	[60]
AssetsNet	$ 1,131,391,596
Holdings Count | Holding	87
Advisory Fees Paid, Amount	$ 4,059,756
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets as of Period End$1,131,391,596
  # of Portfolio Holdings as of Period End87
  Portfolio Turnover Rate for the Period48%
  Total Net Advisory Fees Paid for the Period$4,059,756

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Industrials	19.5%
Financials	14.9%
Information Technology	11.0%
Consumer Discretionary	8.3%
Materials	8.0%
Energy	7.9%
Real Estate	7.8%
Utilities	7.5%
Health Care	7.3%
Other	7.8%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000055752
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Mid Cap Value Fund
Class Name	Class R
Trading Symbol	GCMRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Mid Cap Value Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$75	1.44%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.44%	[61]
AssetsNet	$ 1,131,391,596
Holdings Count | Holding	87
Advisory Fees Paid, Amount	$ 4,059,756
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets as of Period End$1,131,391,596
  # of Portfolio Holdings as of Period End87
  Portfolio Turnover Rate for the Period48%
  Total Net Advisory Fees Paid for the Period$4,059,756

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Industrials	19.5%
Financials	14.9%
Information Technology	11.0%
Consumer Discretionary	8.3%
Materials	8.0%
Energy	7.9%
Real Estate	7.8%
Utilities	7.5%
Health Care	7.3%
Other	7.8%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201806
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Mid Cap Value Fund
Class Name	Class P
Trading Symbol	GMPPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Mid Cap Value Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$43	0.83%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.83%	[62]
AssetsNet	$ 1,131,391,596
Holdings Count | Holding	87
Advisory Fees Paid, Amount	$ 4,059,756
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets as of Period End$1,131,391,596
  # of Portfolio Holdings as of Period End87
  Portfolio Turnover Rate for the Period48%
  Total Net Advisory Fees Paid for the Period$4,059,756

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Industrials	19.5%
Financials	14.9%
Information Technology	11.0%
Consumer Discretionary	8.3%
Materials	8.0%
Energy	7.9%
Real Estate	7.8%
Utilities	7.5%
Health Care	7.3%
Other	7.8%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025503
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small Cap Value Fund
Class Name	Class A
Trading Symbol	GSSMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Small Cap Value Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$66	1.25%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.25%	[63]
AssetsNet	$ 940,659,763
Holdings Count | Holding	189
Advisory Fees Paid, Amount	$ 4,158,546
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets as of Period End$940,659,763
  # of Portfolio Holdings as of Period End189
  Portfolio Turnover Rate for the Period41%
  Total Net Advisory Fees Paid for the Period$4,158,546

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Financials	26.1%
Industrials	16.6%
Consumer Discretionary	10.0%
Materials	8.7%
Energy	8.4%
Health Care	8.3%
Information Technology	7.8%
Real Estate	6.5%
Utilities	5.4%
Other	2.2%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025505
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small Cap Value Fund
Class Name	Class C
Trading Symbol	GSSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Small Cap Value Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$105	2.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	2.00%	[64]
AssetsNet	$ 940,659,763
Holdings Count | Holding	189
Advisory Fees Paid, Amount	$ 4,158,546
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets as of Period End$940,659,763
  # of Portfolio Holdings as of Period End189
  Portfolio Turnover Rate for the Period41%
  Total Net Advisory Fees Paid for the Period$4,158,546

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Financials	26.1%
Industrials	16.6%
Consumer Discretionary	10.0%
Materials	8.7%
Energy	8.4%
Health Care	8.3%
Information Technology	7.8%
Real Estate	6.5%
Utilities	5.4%
Other	2.2%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025501
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small Cap Value Fund
Class Name	Institutional Class
Trading Symbol	GSSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Small Cap Value Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$51	0.96%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.96%	[65]
AssetsNet	$ 940,659,763
Holdings Count | Holding	189
Advisory Fees Paid, Amount	$ 4,158,546
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets as of Period End$940,659,763
  # of Portfolio Holdings as of Period End189
  Portfolio Turnover Rate for the Period41%
  Total Net Advisory Fees Paid for the Period$4,158,546

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Financials	26.1%
Industrials	16.6%
Consumer Discretionary	10.0%
Materials	8.7%
Energy	8.4%
Health Care	8.3%
Information Technology	7.8%
Real Estate	6.5%
Utilities	5.4%
Other	2.2%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025502
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small Cap Value Fund
Class Name	Service Class
Trading Symbol	GSSSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Small Cap Value Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$77	1.46%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.46%	[66]
AssetsNet	$ 940,659,763
Holdings Count | Holding	189
Advisory Fees Paid, Amount	$ 4,158,546
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets as of Period End$940,659,763
  # of Portfolio Holdings as of Period End189
  Portfolio Turnover Rate for the Period41%
  Total Net Advisory Fees Paid for the Period$4,158,546

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Financials	26.1%
Industrials	16.6%
Consumer Discretionary	10.0%
Materials	8.7%
Energy	8.4%
Health Care	8.3%
Information Technology	7.8%
Real Estate	6.5%
Utilities	5.4%
Other	2.2%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000055758
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small Cap Value Fund
Class Name	Investor Class
Trading Symbol	GSQTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Small Cap Value Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$53	1.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.00%	[67]
AssetsNet	$ 940,659,763
Holdings Count | Holding	189
Advisory Fees Paid, Amount	$ 4,158,546
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets as of Period End$940,659,763
  # of Portfolio Holdings as of Period End189
  Portfolio Turnover Rate for the Period41%
  Total Net Advisory Fees Paid for the Period$4,158,546

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Financials	26.1%
Industrials	16.6%
Consumer Discretionary	10.0%
Materials	8.7%
Energy	8.4%
Health Care	8.3%
Information Technology	7.8%
Real Estate	6.5%
Utilities	5.4%
Other	2.2%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000159658
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small Cap Value Fund
Class Name	Class R6
Trading Symbol	GSSUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Small Cap Value Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$50	0.95%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.95%	[68]
AssetsNet	$ 940,659,763
Holdings Count | Holding	189
Advisory Fees Paid, Amount	$ 4,158,546
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets as of Period End$940,659,763
  # of Portfolio Holdings as of Period End189
  Portfolio Turnover Rate for the Period41%
  Total Net Advisory Fees Paid for the Period$4,158,546

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Financials	26.1%
Industrials	16.6%
Consumer Discretionary	10.0%
Materials	8.7%
Energy	8.4%
Health Care	8.3%
Information Technology	7.8%
Real Estate	6.5%
Utilities	5.4%
Other	2.2%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000055757
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small Cap Value Fund
Class Name	Class R
Trading Symbol	GSQRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Small Cap Value Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$79	1.50%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.50%	[69]
AssetsNet	$ 940,659,763
Holdings Count | Holding	189
Advisory Fees Paid, Amount	$ 4,158,546
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets as of Period End$940,659,763
  # of Portfolio Holdings as of Period End189
  Portfolio Turnover Rate for the Period41%
  Total Net Advisory Fees Paid for the Period$4,158,546

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Financials	26.1%
Industrials	16.6%
Consumer Discretionary	10.0%
Materials	8.7%
Energy	8.4%
Health Care	8.3%
Information Technology	7.8%
Real Estate	6.5%
Utilities	5.4%
Other	2.2%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201807
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small Cap Value Fund
Class Name	Class P
Trading Symbol	GSYPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Small Cap Value Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$50	0.95%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.95%	[70]
AssetsNet	$ 940,659,763
Holdings Count | Holding	189
Advisory Fees Paid, Amount	$ 4,158,546
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets as of Period End$940,659,763
  # of Portfolio Holdings as of Period End189
  Portfolio Turnover Rate for the Period41%
  Total Net Advisory Fees Paid for the Period$4,158,546

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Financials	26.1%
Industrials	16.6%
Consumer Discretionary	10.0%
Materials	8.7%
Energy	8.4%
Health Care	8.3%
Information Technology	7.8%
Real Estate	6.5%
Utilities	5.4%
Other	2.2%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000136623
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small/Mid Cap Equity Fund
Class Name	Class A
Trading Symbol	GMVAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Small/Mid Cap Equity Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$62	1.17%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.17%	[71]
AssetsNet	$ 143,066,702
Holdings Count | Holding	100
Advisory Fees Paid, Amount	$ 556,782
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$143,066,702 # of Portfolio Holdings as of Period End100 Portfolio Turnover Rate for the Period30% Total Net Advisory Fees Paid for the Period$556,782
Holdings [Text Block]

Sector Allocation (%)

Table Summary
Industrials	24.9%
Information Technology	19.1%
Financials	15.4%
Consumer Discretionary	13.5%
Health Care	8.8%
Materials	7.1%
Energy	4.5%
Real Estate	2.7%
Utilities	1.9%
Other	2.1%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000136624
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small/Mid Cap Equity Fund
Class Name	Class C
Trading Symbol	GMVCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Small/Mid Cap Equity Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$101	1.92%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	1.92%	[72]
AssetsNet	$ 143,066,702
Holdings Count | Holding	100
Advisory Fees Paid, Amount	$ 556,782
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$143,066,702 # of Portfolio Holdings as of Period End100 Portfolio Turnover Rate for the Period30% Total Net Advisory Fees Paid for the Period$556,782
Holdings [Text Block]

Sector Allocation (%)

Table Summary
Industrials	24.9%
Information Technology	19.1%
Financials	15.4%
Consumer Discretionary	13.5%
Health Care	8.8%
Materials	7.1%
Energy	4.5%
Real Estate	2.7%
Utilities	1.9%
Other	2.1%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000136625
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small/Mid Cap Equity Fund
Class Name	Institutional Class
Trading Symbol	GSMVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Small/Mid Cap Equity Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$44	0.84%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.84%	[73]
AssetsNet	$ 143,066,702
Holdings Count | Holding	100
Advisory Fees Paid, Amount	$ 556,782
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$143,066,702 # of Portfolio Holdings as of Period End100 Portfolio Turnover Rate for the Period30% Total Net Advisory Fees Paid for the Period$556,782
Holdings [Text Block]

Sector Allocation (%)

Table Summary
Industrials	24.9%
Information Technology	19.1%
Financials	15.4%
Consumer Discretionary	13.5%
Health Care	8.8%
Materials	7.1%
Energy	4.5%
Real Estate	2.7%
Utilities	1.9%
Other	2.1%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000136626
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small/Mid Cap Equity Fund
Class Name	Investor Class
Trading Symbol	GMVIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Small/Mid Cap Equity Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$48	0.92%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.92%	[74]
AssetsNet	$ 143,066,702
Holdings Count | Holding	100
Advisory Fees Paid, Amount	$ 556,782
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$143,066,702 # of Portfolio Holdings as of Period End100 Portfolio Turnover Rate for the Period30% Total Net Advisory Fees Paid for the Period$556,782
Holdings [Text Block]

Sector Allocation (%)

Table Summary
Industrials	24.9%
Information Technology	19.1%
Financials	15.4%
Consumer Discretionary	13.5%
Health Care	8.8%
Materials	7.1%
Energy	4.5%
Real Estate	2.7%
Utilities	1.9%
Other	2.1%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000161556
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small/Mid Cap Equity Fund
Class Name	Class R6
Trading Symbol	GMCUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Small/Mid Cap Equity Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$44	0.83%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.83%	[75]
AssetsNet	$ 143,066,702
Holdings Count | Holding	100
Advisory Fees Paid, Amount	$ 556,782
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$143,066,702 # of Portfolio Holdings as of Period End100 Portfolio Turnover Rate for the Period30% Total Net Advisory Fees Paid for the Period$556,782
Holdings [Text Block]

Sector Allocation (%)

Table Summary
Industrials	24.9%
Information Technology	19.1%
Financials	15.4%
Consumer Discretionary	13.5%
Health Care	8.8%
Materials	7.1%
Energy	4.5%
Real Estate	2.7%
Utilities	1.9%
Other	2.1%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000136627
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small/Mid Cap Equity Fund
Class Name	Class R
Trading Symbol	GMVRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Small/Mid Cap Equity Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$75	1.42%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.42%	[76]
AssetsNet	$ 143,066,702
Holdings Count | Holding	100
Advisory Fees Paid, Amount	$ 556,782
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$143,066,702 # of Portfolio Holdings as of Period End100 Portfolio Turnover Rate for the Period30% Total Net Advisory Fees Paid for the Period$556,782
Holdings [Text Block]

Sector Allocation (%)

Table Summary
Industrials	24.9%
Information Technology	19.1%
Financials	15.4%
Consumer Discretionary	13.5%
Health Care	8.8%
Materials	7.1%
Energy	4.5%
Real Estate	2.7%
Utilities	1.9%
Other	2.1%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201810
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small/Mid Cap Equity Fund
Class Name	Class P
Trading Symbol	GSVPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Small/Mid Cap Equity Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$44	0.83%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.83%	[77]
AssetsNet	$ 143,066,702
Holdings Count | Holding	100
Advisory Fees Paid, Amount	$ 556,782
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$143,066,702 # of Portfolio Holdings as of Period End100 Portfolio Turnover Rate for the Period30% Total Net Advisory Fees Paid for the Period$556,782
Holdings [Text Block]

Sector Allocation (%)

Table Summary
Industrials	24.9%
Information Technology	19.1%
Financials	15.4%
Consumer Discretionary	13.5%
Health Care	8.8%
Materials	7.1%
Energy	4.5%
Real Estate	2.7%
Utilities	1.9%
Other	2.1%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs

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